Inventories (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Inventories (Tables) [Line Items]
Schedule of cost or net realizable value
	December 31,
(USD in thousands)	2021	2020
Raw materials	$—	$1,639
Work in process and finished product	—	363
	$—	$2,002

TINGO, INC. [Member]
Inventories (Tables) [Line Items]
Schedule of cost or net realizable value
	March 31, 2022	December 31, 2021
Spare parts	$103,218	$123,823
Total Inventory	$103,218	$123,823

	September 30, 2021	December 31, 2020
Spare parts	$225,000	$30,491
Total Inventory	$225,000	$30,491

	December 31, 2021	December 31, 2020
Spare parts	$129,823	$30,491
Total Inventory	$129,823	$30,491